Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	$ 18,155	$ 19,984	$ 22,914
Within 1 year
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	2,006	1,984	2,055
After 1 year but not more than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	7,335	7,362	6,731
More than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	$ 8,814	$ 10,638	$ 14,128